Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC (“J.P. Morgan”)

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2017-2, Student Loan-Backed Securities (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file (the “Data File” defined below) related to a portfolio of student loans which we were informed are intended to be included as collateral in the offering of the Notes. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•                  The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•                  The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•                  The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•                  The term “Data File” means an electronic data file consisting of 64,469 student loans that was derived from  electronic data files (“2017-2 Initial Loan Tape 20180630.csv” and “2017-2 Additional Population 20170630.xlsx”) (the “Preliminary Data Files”) provided to us by J.P. Morgan, on behalf of the Company, on July 6, 2017, containing information on 65,097 student loans and their attributes as of June 30, 2017 (the “Cutoff Date”), from which J.P. Morgan, on behalf of the Company, instructed us to extract  628 student loans contained in an electronic data file (“ECMC 2017-2 Ineligible 6.30 Pool loanid list.xlsx”) (the “Ineligible Loan List”) provided to us by J.P. Morgan, on behalf of the Company, on July 6, 2017.

•                  The term “Oakdale Student Loans” means loans identified as “OAKDALE” in the “Client Code” field in the Data File.

•                  The term “ECMC Student Loans” means loans identified as “ECMC GROUP” in the “Client Code” field in the Data File.

•                  The term “CLASS System” means Navient Solutions, LLC’s servicing system, for student loans serviced by Navient Solutions, LLC, on behalf of the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative
(“KPMG International”), a Swiss entity.

•                  The term “GUARANTEE System” means the Company’s servicing system.

•                  The term “ECMC Lookup Code Document” means a document provided by the Company containing code definitions related to Loan Type, Loan Status, and School Type information. The ECMC Lookup Code Document is attached hereto as Exhibit B.

•                  The term “ECMC Interest Rate Document” means a PDF document provided by the Company containing interest rate calculation information issued by the U.S. Department of Education dated June 28, 2016. The ECMC Interest Rate Document is attached hereto as Exhibit C.

•                  The term “Loan File” means any file containing some or all of the following documents: #111 ACCT BALANCE Screen, #128 BORROWER CRITICAL DATA UPDATE Screen, #133 MONETARY HISTORY Screen, and #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and Loan Overview and Disbursements Screen and ECMC SQL Query Screen within the GUARANTEE System, ECMC Lookup Code Document, and ECMC Interest Rate Document. The Company represented that Loan File was either the original Loan File, a copy of the original Loan File, or a copy of electronic records contained within the GUARANTEE System or the CLASS System. We make no representation regarding the validity, enforceability, or authenticity of any information in the Loan File.

The Company is responsible for the specified attributes in the Data File.

I.                The Selected Student Loans

The Company instructed us to select a random sample of 88 Oakdale Student Loans and a random sample of 12 ECMC Student Loans from the Data File.  A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of student loans we were instructed to randomly select from the Data File.

II.           The Data File

For each Selected Student Loan, we compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Loan File. The Company indicated that the absence of any of the specified documents or the inability to agree the indicated information from the Data File to the Loan File for each of the specified attributes, utilizing instructions provided by the Company (as applicable) indicated below, constituted an exception. Where more than one document was indicated for an attribute, we used the highest priority document found in the related Loan File (i.e., in the order listed in the table below) until the attribute was agreed.

Attribute	Loan File / Instructions

Origination Date	“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System

Loan Type

“PROG,” “PRIN SUB,” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System, the ECMC Lookup Code Document. We were instructed by the Company to compare the “PROG,” “PRIN SUB,” and “PRIN NSUB” fields on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding Loan Type Description on the ECMC Lookup Code Document. If the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized. The Company further instructed us to compare the resulting Loan Type to the Loan Type in the Data File.

2

Attribute	Loan File / Instructions

Interest Rate Type

ECMC Interest Rate Document. We were instructed by the Company to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document based on the Loan Type in the Data File, and (ii) identify if the First Disbursement Date in the Data File was included in the “First Disbursement Made on or After” or “First Disbursement Made Before” fields (the “First Disbursement Date Range”) in the ECMC Interest Rate Document. If the First Disbursement Date was included in the First Disbursement Data Range, the Company instructed us to deem the Interest Rate Type to be “Floating,” and if the First Disbursement Date was not included in the First Disbursement Date Range, to deem the Interest Rate Type to be “Fixed.”

Current Statutory Borrower Interest Rate

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System and ECMC Interest Rate Document. For Selected Student Loans that are fixed rate, the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Data File to the “INT RATE” field on the #111 ACCT BALANCE Screen within the CLASS System. For Selected Student Loans that are variable rate, the Company instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document based on the Loan Type in the Data File, (ii) compare the First Disbursement Date in the Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/16-6/30/2017” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File.

Current Loan Balance

“AMT OUT” field on #111 ACCT BALANCE Screen. In the event the AMT OUT amount on the #111 ACCT BALANCE Screen did not agree with the Current Loan Balance amount in the Data File, we were instructed by the Company to compare the latest loan balance amount before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System to the Current Loan Balance amount in the Data File.

Remaining Term (Recomputed Remaining Term)

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within the CLASS System. We were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between the Cutoff Date and the “ANTICPD PIF DT” field on the #111 ACCT BALANCE Screen within the CLASS System. The Company further instructed us to compare the Recomputed Remaining Term to the Remaining Term in the Data File.

First Disbursement Date	“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System

Loan Status

“STATUS” field on #111 ACCT BALANCE Screen and “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and ECMC Lookup Code Document. We were instructed by the Company to compare the “STATUS” field on the #111 ACCT BALANCE Screen within the CLASS System to the corresponding Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description

3

Attribute	Loan File / Instructions

stated on the ECMC Lookup Code Document to the corresponding information contained in the “Loan Status” field in the Data File. In the event the Loan Status Description on the ECMC Lookup Code Document did not agree with the corresponding information contained in the “Loan Status” field in the Data File, we were instructed by the Company to compare the latest loan status change information before the Cutoff Date in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System to the corresponding Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document to the corresponding information contained in the “Loan Status” field in the Data File.

School Type

“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System and Loan Overview and Disbursements Screen within GUARANTEE System. We were instructed by the Company to compare the School ID in the “SCHOOL” field on the #111 ACCT BALANCE Screen within the CLASS System to the “School Code” field on the ECMC Lookup Code Document. We were further instructed by the Company to compare the resulting School Type to the School Type in the Data File. In the event the School Type did not agree with the School Type in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen within GUARANTEE System to the “School Code” field on the ECMC Lookup Code Document. We were further instructed by the Company to compare the resulting School Type to the School Type in the Data File.

First Repayment Date	“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System

Last Payment Date

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen within CLASS System. We were instructed by the Company to consider there to be no Last Payment Date if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen within the CLASS System was zero.

Anticipated Payoff Date

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within CLASS System and ECMC SQL Query Screen within the GURANTEE System. In the event the date in the “ANTICPD PIF DT” field did not agree with the Anticipated Payoff Date in the Data File, we were instructed by the Company to compare the payoff date on or before the Cutoff Date in the “antic_payoff_dt” field on the ECMC SQL Query Screen within the GURANTEE System to the Anticipated Payoff Date in the Data File.

Guarantor	“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

State	“ST” field on #111 ACCT BALANCE Screen within the CLASS System

Subsidy Indicator

“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System. We were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen within the CLASS System was

4

Attribute	Loan File / Instructions

greater than $0.00, and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen within the CLASS System was greater than $0.00.

The information regarding the Selected Student Loans was found to be in agreement with the respective information appearing in the Loan File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Loan Files, and information and instructions provided by the Company or J.P. Morgan, on behalf of the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reasonableness of the information and instructions provided by the Company or J.P. Morgan, on behalf of the Company, (iii) the reliability or accuracy of the Data File, the Loan Files,  or data and documents furnished to us by the Company or J.P. Morgan, on behalf of the Company, which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA

July 26, 2017

5

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	2017B001	26	2017B026	51	2017B051	76	2017B076
2	2017B002	27	2017B027	52	2017B052	77	2017B077
3	2017B003	28	2017B028	53	2017B053	78	2017B078
4	2017B004	29	2017B029	54	2017B054	79	2017B079
5	2017B005	30	2017B030	55	2017B055	80	2017B080
6	2017B006	31	2017B031	56	2017B056	81	2017B081
7	2017B007	32	2017B032	57	2017B057	82	2017B082
8	2017B008	33	2017B033	58	2017B058	83	2017B083
9	2017B009	34	2017B034	59	2017B059	84	2017B084
10	2017B010	35	2017B035	60	2017B060	85	2017B085
11	2017B011	36	2017B036	61	2017B061	86	2017B086
12	2017B012	37	2017B037	62	2017B062	87	2017B087
13	2017B013	38	2017B038	63	2017B063	88	2017B088
14	2017B014	39	2017B039	64	2017B064	89	2017B089
15	2017B015	40	2017B040	65	2017B065	90	2017B090
16	2017B016	41	2017B041	66	2017B066	91	2017B091
17	2017B017	42	2017B042	67	2017B067	92	2017B092
18	2017B018	43	2017B043	68	2017B068	93	2017B093
19	2017B019	44	2017B044	69	2017B069	94	2017B094
20	2017B020	45	2017B045	70	2017B070	95	2017B095
21	2017B021	46	2017B046	71	2017B071	96	2017B096
22	2017B022	47	2017B047	72	2017B072	97	2017B097
23	2017B023	48	2017B048	73	2017B073	98	2017B098
24	2017B024	49	2017B049	74	2017B074	99	2017B099
25	2017B025	50	2017B050	75	2017B075	100	2017B100

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

ECMC Lookup Code Document

Student Loan Type
Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator
GB	N	Grad PLUS Loan	GB	N
GS	N	Unsubsidized Stafford Loan	SU	N
GS	S	Subsidized Stafford	SF	Y
PL	N	PLUS Loan	PL	N
SL	N	SLS Loan	SL	N
SM	N	Unsubsidized Consolidation	CL	N
SM	S	Subsidized Consolidation	CL	Y

Student Loan Status Code	Description
DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

School ID	School Name	Navient School Type	School Type per Data File
001007	ALABAMA STATE UNIVERSITY	4	4-Year
001116	ART CENTER COLLEGE OF DESIGN	4	4-Year
001119	BARSTOW COMMUNITY COLLEGE	4	4-Year
001153	CALIF STATE U NORTHRIDGE	4	4-Year
001185	COLLEGE OF THE REDWOODS	2	2-Year
001328	UNIVERSITY OF SOUTHERN CALIFORNIA	4	4-Year
001459	STRAYER UNIVERSITY	4	4-Year
001466	BARRY UNIVERSITY	4	4-Year
001480	FLORIDA AGRICULTURAL & MECHANICAL UNIVERSITY	4	4-Year
001499	EVEREST UNIVERSITY	4	4-Year
001534	FL METRO UNIVERSITY	4	4-Year
001605	CHAMINADE UNIVERSITY OF HONOLULU	4	4-Year
001860	DRAKE UNIVERSITY	4	4-Year
002063	COMMUNITY COLLEGE OF BALTIMORE COUNTY	2	2-Year
002074	HAGERSTOWN COMMUNITY COLLEGE	T	Proprietary
002098	ST JOHN’S COLLEGE	4	4-Year
002955	PFEIFFER COLLEGE	4	4-Year
003068	LORAIN COUNTY COMMUNITY COLLEGE	2	2-Year
003125	UNIVERSITY OF CINCINNATI	4	4-Year
003156	REDLANDS COMMUNITY COLLEGE	2	2-Year
003172	OKLAHOMA STATE UNIVERSITY INSTITUTE OF TECHNOLOGY	4	4-Year
003266	GANNON UNIVERSITY	4	4-Year
003446	SOUTH CAROLINA STATE UNIVERSITY	4	4-Year
003451	COASTAL CAROLINA UNIVERSITY	4	4-Year
003478	AUSTIN PEAY STATE UNIVERSITY	4	4-Year
003486	DAVID LIPSCOMB UNIVERSITY	4	4-Year
003487	EAST TENNESSEE STATE UNIVERSITY	4	4-Year
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	4	4-Year
003636	TEXAS CHRISTIAN UNIVERSITY	4	4-Year
003726	AMERICAN NATIONAL UNIVERSITY	4	4-Year
003760	VIRGINIA WESTERN COMMUNITY COLLEGE	2	2-Year
003775	EASTERN WASHINGTON UNIVERSITY	4	4-Year
004507	EVEREST COLLEGE	2	2-Year
004586	KAPLAN UNIVERSITY	4	4-Year
004811	ROCHESTER BUSINESS INSTITUTE	2	2-Year
004855	DAVIS COLLEGE	2	2-Year
004938	KNOXVILLE BUSINESS COLLEGE	2	2-Year
007781	CHI INSTITUTE RETS CAMPUS	2	2-Year
008093	HEALD COLLEGE	2	2-Year
008221	UNIVERSAL TECHNICAL INSTITUTE	2	2-Year
008310	AUBURN UNIVERSITY MONTGOMERY	4	4-Year
008694	RASMUSSEN COLLEGE	4	4-Year
009267	EVEREST INSTITUTE	2	2-Year
009828	EVEREST INSTITUTE	2	2-Year
010076	COMPUTER PROCESSING INST	T	Proprietary
010182	ROGUE COMMUNITY COLLEGE	2	2-Year
010198	ECPI COLLEGE OF TECHNOLOGY - VA BEACH	4	4-Year
010727	DEVRY UNIVERSITY	4	4-Year
010832	WESTERN ST UN COL LAW OF ORANGE CT	4	4-Year
011460	NATIONAL UNIVERSITY	4	4-Year
012873	NAT’L INST OF TECHNOLOGY	2	2-Year
013240	LYTLE’S REDWOOD EMPIRE BEAUTY COLLEGE	T	Proprietary
020988	UNIVERSITY OF PHOENIX	4	4-Year
021006	CARRINGTON COLLEGE	2	2-Year
021160	SANFORD-BROWN COLLEGE	2	2-Year

School ID	School Name	Navient School Type	School Type per Data File
021715	WESTERN INTERNATIONAL UNIVERSITY	4	4-Year
021875	HEALD COLLEGE	2	2-Year
022613	NATIONAL INSTITUTE OF TECHNOLOGY 3	T	Proprietary
022749	VIRGINIA SCHOOLS	T	Proprietary
022751	CONCORD CAREER INSTITUTE	2	2-Year
023344	CENTURA COLLEGE	4	4-Year
023385	GLENDALE CAREER COLLEGE	2	2-Year
023616	CONCORDE CAREER COLLEGE	4	4-Year
025046	WINTER PARK ADULT VOCATIONAL CENTER	4	4-Year
025998	EVEREST UNIVERSITY	4	4-Year
030074	LAKESIDE SCH OF MASSAGE THERAPY	2	2-Year
030727	WESTWOOD COLLEGE	4	4-Year
031131	MARIC COLLEGE	T	Proprietary

Exhibit C

ECMC Interest Rate Document

FFEL “Converted” Variable-rate Stafford Loan Interest Rates for the Period July 1, 2016 through June 30, 2017

(Loans That Were Subject to the “Windfall Profits” Provisions of §427A(i) of the HEA)

(Table 1)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Loan/ Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/16 – 6/30/2017
8/10% Loans (SD/XB FVAR10)	7-1-88 and 7-23-92 (new borrowers)	7-23-92 10-1-92	§427A(i)(1) §427A(i)(7)(A)	0.35%	3.25%	3.60%	10%	3.60%
7% Loans (SD/XB FVAR7) (SE/XE FVAR7) (old borrowers)	7-23-92 SD/XB 10-1-92 SE/XE	10-1-92 SD/XB 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	0.35%	3.1%	3.45%	7%	3.45%
8% Loans (SD/XB FVAR8) (SE/XE FVAR8) (old borrowers)	7-23-92 SD/XB 10-1-92 SE/XE	10-1-92 SD/XB 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	0.35%	3.1%	3.45%	8%	3.45%
9% Loans (SD/XB FVAR9) (SE/XE FVAR9) (old borrowers)	7-23-92 SD/XB 10-1-92 SE/XE	10-1-92 SD/XB 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	0.35%	3.1%	3.45%	9%	3.45%
8/10% Loans (SD/XB FVARX) (SE/XE FVARl0) (old borrowers)	7-23-92 SD/XB 10-1-92 SE/XE	10-1-92 SD/XB 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	0.35%	3.1%	3.45%	10%	3.45%

June 28, 2016

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2016 through June 30, 2017

(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/16 – 6/30/2017
“New” Borrower (SE/XE EVAR)	10/1/92	7/1/94	§427A(e)(1)		0.35%	3.1%	3.45%	9%	3.45%
“New” Borrower (SE/XE EVAR)	7/1/94 (for a period of enrollment ending prior to 7/1/94)		§427A(e)(1)		0.35%	3.1%	3.45%	9%	3.45%
All Borrowers (regardless of prior borrowing) (SG/XG EVAR)	7/1/94 (for a period of enrollment that includes or begins on or after 7/1/94)	7/1/95	§427A(f)(1)		0.35%	3.1%	3.45%	8.25%	3.45%

June 28, 2016

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2016 through June 30, 2017

(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/16 – 6/30/2017
All Borrowers (regardless of prior borrowing)	7/1/95	7/1/98	§427A(g)(2) (SH/XH EVAR)	In-school, grace and deferment periods	0.35%	2.5%	2.85%	8.25%	2.85%

			§427A(f)(1) (SG/XG EVAR)	All other periods	0.35%	3.1%	3.45%	8.25%	3.45%
All Borrowers (regardless of prior borrowing)	7/1/98	7/1/2006	§427A(j)(2) §427A(k)(2) (SJ/XJ/CA/CE/ LA/LE/XM EVAR)	In-school, grace and deferment periods	0.35%	1.7%	2.05%	8.25%	2.05%

			§427A(j)(l) §427A(k)(l) (SK/XK/CB/CF/ LB/LF/XN EVAR)	All other periods	0.35%	2.3%	2.65%	8.25%	2.65%

June 28, 2016

FFEL Variable-rate PLUS and SLS Loan Interest Rates for the Period July 1, 2016 through June 30, 2017

(Table 3)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	One-year Constant Maturity	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/16 – 6/30/2017
PLUS/SLS* (SD/XB VAR)		10/1/92	§427A(c)(4)(B)		0.55%	3.25%	3.80%	12%	3.80%
SLS* (SE/XE EVAR)	10/1/92 (for a period of enrollment beginning prior to 7/1/94)		§427A(c)(4)(D)		0.55%	3.1%	3.65%	11%	3.65%
PLUS* (SE/XE EVAR)	10/1/92	7/1/94	§427A(c)(4)(D)		0.55%	3.1%	3.65%	10%	3.65%
PLUS (SG/XG EVAR)	7/1/94	7/1/98	§427A(c)(4)(E)		0.55%	3.1%	3.65%	9%	3.65%
PLUS* (SH/XH EVAR)	7/1/98	1/1/2000	§427A(j)(3) §427A(k)(3)	0.35%		3.1%	3.45%	9%	3.45%
PLUS (CD/XQ/CH/ LD/LH/XP EVAR)	1/1/2000	7/1/2006	§427A(k)(3)	0.35%		3.1%	3.45%	9%	3.45%

*                 These loans will not be subject to special allowance payments during the four quarters ending 9/30/16, 12/31/16, 3/31/2017, and 6/30/2017. See Sections 438(b)(2)(C)(i); 438(b)(2)(C)(ii); 438(b)(2)(G)(v); and 438(b)(2)(H)(v) of the Higher Education Act of 1965, as amended.

June 28, 2016

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2016 through June 30, 2017

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
	7/1/94			§428C(c)(l)(B)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded to the nearest whole percent, but may not be less than 9 percent.
7/1/94 (SE)			11/13/97	§428C(c)(l)(C)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded upward to the nearest whole percent.

June 28, 2016

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2016 through June 30, 2017

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
		11/13/97 (SG/XG EVAR)	10/1/98	§427A(f) §428C(c)(1)(D)	The interest rate is determined annually, and equals the bond equivalent rate of 91-Day Treasury Bills auctioned on the final auction held before June 1st of each year, plus 3.10 percent. The interest rate may not exceed the maximum rate. (For the period July 1, 2016 through June 30, 2017 the interest rate for these loans is 0.35 percent plus 3.10 percent or 3.45 percent.)	8.25%
		10/1/98 (SL/XL/CC/ CG/CK/LC/ LG/LK/XO)	6/30/2010	§427A(k)(4)(A) §428C(c)(1)(A)	The interest rate is the weighted average of the interest rates on the loans being consolidated, rounded to the nearest higher 1/8th of one percent. The interest rate may not exceed the maximum rate.	8.25%

June 28, 2016

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2016 through June 30, 2017

(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
HEAL Portion of the Consolidation Loan		11/13/97	6/30/2010	§428C(d)(2)(B)

The interest rate for the HEAL portion of the consolidation loan is determined annually, and equals the average of the bond equivalent rates of the 91-Day Treasury Bills auctioned for the quarter ending June 30, plus 3.0 percent.  There is no maximum rate on this portion of the loan. (For the period July 1, 2016 through June 30, 2017 the interest rate for these loans is 0.27 percent plus 3.00 percent or 3.27 percent.)

N/A

June 28, 2016

Loans First Disbursed on or After July 1, 2006 have Fixed Rates:

		First Disbursed	First Disbursed	First Disbursed
		July 1, 2006 through	July 1, 2008 through	July 1, 2009 through
LOAN TYPE	GRADE LEVEL	June 30, 2008	June 30, 2009	June 30, 2010
Subsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.00	5.60
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
Unsubsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
PLUS Loans	Parent and Grad Student (CH/CM/LH/LM)	8.50	8.50	8.50

June 28, 2016